Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Intangible Assets And Goodwill [Line Items]
Intangible assets accumulated impairment	$ 14.9	$ 14.9
Intangible asset amortization expense	21.4	20.0	22.2
Future amortization expense of intangible asset in 2013	20.9
Future amortization expense of intangible asset in 2014	19.9
Future amortization expense of intangible asset in 2015	19.1
Future amortization expense of intangible asset in 2016	18.5
Future amortization expense of intangible asset in 2017	$ 17.8